Related Party and Transaction and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Mr. Jianfei Zhang [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	[1]	$ 985,043	$ 385,341
Jinxu (Hainan) Investment Partnership (Limited Partnership) [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	[1]	$ 6,984

[1]	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.